Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments [Abstract]
Summarized Financial Information of WEC
Investment in WEC is considered significant from the Company’s perspective according to Regulation S-X rule 4-08 (g). Summarized financial information of WEC is provided below:

December 31, 2025
Current assets	545
Non-current assets	32,997
Current liabilities	181